Contingencies (Details) (USD $)	12 Months Ended			1 Months Ended		6 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013	Aug. 31, 2013 Subsequent Event [Member] Intercompany Loan [Member]	Aug. 31, 2013 Subsequent Event [Member]	Jun. 30, 2013 Intercompany Loan [Member]	Jun. 30, 2013 Coalesce v. WaferGen [Member]
Contingencies (Details) [Line Items]
Loss Contingency, Allegations	Coalesce v. WaferGen. On April24, 2012, an action entitled Coalesce Corporation ("Coalesce") v. WaferGen Bio-systems, Inc. was filed in the Alameda County Superior Court. Coalesce, a company that had been providing marketing services between 2006 and 2010, sued the Company for alleged non-payment of sums due, breach of contract, misrepresentation and unjust enrichment. On September5, 2012, Coalesce filed an amended complaint, with additional claims, for compensatory damages in excess of $500,000 and other compensation. On October30, 2012, the Company filed a notice of demurrer to Coalesce's complaint seeking to dismiss the complaint in its entirety. The Company believes the claim to be substantially without merit, and while no assurance can be given regarding the outcome of this litigation, management believes that the resolution of this matter will not have a material adverse effect on the Company's financial position and results of operations. Related legal costs are being expensed as incurred .						Coalesce v. WaferGen. On April24, 2012, an action entitled Coalesce Corporation ("Coalesce") v. WaferGen Bio-systems, Inc. was filed in the Alameda County Superior Court. Coalesce, a company that had been providing marketing services between 2006 and 2010, sued the Company for alleged non-payment of sums due, breach of contract, misrepresentation and unjust enrichment. On September5, 2012, Coalesce filed an amended complaint, with additional claims, for compensatory damages in excess of $500,000 and other compensation. On April15, 2013, the case was referred to mediation. The Company believes the claim to be substantially without merit, and while no assurance can be given regarding the outcome of this litigation, management believes that the resolution of this matter will not have a material adverse effect on the Company's financial position and results of operations. Related legal costs are being expensed as incurred
Loss Contingency, Damages Sought, Value (in Dollars)	$ 500,000						$ 500,000
Loss Contingency, Lawsuit Filing Date							April24, 2012
Loss Contingency, Name of Defendant							WaferGen Bio-systems, Inc.
Loss Contingency, Domicile of Litigation							Alameda County Superior Court
Debt Instrument, Face Amount (in Dollars)	15,275,000	15,275,000	15,275,000			5,000,000
Debt Instrument, Description of Variable Rate Basis						London Inter-Bank Offer Rate
Debt Instrument, Basis Spread on Variable Rate						3.25%
Long-term Debt, Gross (in Dollars)	16,537,028	15,735,383	16,953,037			5,300,000
Debt Conversion, Converted Instrument, Amount (in Dollars)		$ 573,923		$ 6,600,000
Note Payable, Period of Payment from Issuance Date					7 years